Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 7 - LEASES:

As of December 31, 2022, the Company has several operating building and car lease agreements:

The Company’s principal executive offices are located in a leased facility in Neve Ilan, Israel. The Company leases approximately 550 square meters (approximately 5,920 square feet) of office space and warehouses. The original lease expired in December 2021, and the Company exercised the option to extend its lease for an additional 24 months until December 31, 2023. The Company leases approximately 620 square meters (approximately 6,670 square feet) of office space in Neve Ilan, Israel, that is used for offices and technical development. The lease expires in June 2023. In November 2020, the Company leased an additional approximately 370 square meters (approximately 3,980 square feet) of office space in Neve-Ilan, Israel. This lease also expires in June 2023. In March 2022, the Company signed a new agreement to lease 105 square meters (approximately 1,130 square feet) of office space in Neve-Ilan, Israel until February 2025. The monthly rent payment for all the lease premises in Neve-Ilan, Israel is approximately $42 thousand.

The Company leases vehicles to some of its employees. The lease agreement is effective through July 2025 and the monthly payment for this agreement is approximately $9 thousand.

Nanox Korea leases 3 vehicles to some employees. These lease agreements are effective through February 2024 and the monthly payment for these agreements is approximately $4 thousand. Nanox Korea leases an apartment for its employees. The lease agreement is effective through November 2024 and the monthly payment for this agreement is approximately $1 thousand.

In 2021, Nanox Korea leased approximately 390 square meters of space for a temporary fabrication facility and approximately 200 square meters of space for a research and development center in Korea. During 2021 this lease ended due to the transfer of the temporary fabrication facility to the Company’s permanent fabrication facility in Yongin, Geonggi province.

Nanox AI leases its offices in Israel under an operating lease agreement which expires in November 2024. Nanox AI has an option to extend the period for an additional 24 months through November 2026.  Nanox AI concluded that it is not reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was not included in determining the lease term. The monthly rent payment for this agreement is approximately $19 thousand.

Nanox Imaging Inc. leases its offices in the U.S. under operating lease agreement which expires on December 31, 2024. The monthly rent payment for this agreement is approximately $6 thousand.

The total monthly rent payment is approximately $81 thousand.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,	Year ended December 31,
	2022	2021
	(U.S. Dollars in thousands)	(U.S. Dollars In thousands)
Operating lease cost:
Fixed payments	937	653
Short-term lease cost	72	48
Total operating lease cost	1,009	701

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,	Year ended December 31,
	2022	2021
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,231	507

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	320	194

The table below presents supplemental balance sheet information related to operating leases:

	December 31,	December 31,
	2022	2021
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	1,157	1,725

Current maturities of operating leases	740	881
Non-current operating leases	398	950
Total operating lease liabilities	1,138	1,831

	December 31,	December 31,
	2022	2021
Weighted average remaining lease term
Operating leases	1.52	2.14

Weighted average discount rate
Operating leases	5.84%	5.70%

The table below presents maturities of operating lease liabilities:

December 31,
2022
(U.S. Dollars in thousands)

2023	785
2024	391
2025	18
2026 and thereafter	-
Total operating lease payments	1,194
Less: imputed interest	56
Present value of lease liabilities	1,138